Description of the Business - LifeWallet - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Life Wallet LLC [Member]
Nature Of Operations [Line Items]
Activity and expenses incurred on investments	$ 4.4	$ 3.9